Other current financial assets	12 Months Ended
Mar. 31, 2026
Other current financial assets
Other current financial assets	17. Other current financial assets
	March 31, 2026	March 31, 2025
Security deposits	189	183
Interest accrued on investments	17	115
Derivative financial asset	9	19
Others	-	2
	215	319